THE BERWYN FUNDS

Berwyn Fund
Berwyn Income Fund
Berwyn Cornerstone Fund

Shareholder Services	www.theberwynfunds.com
(800) 992-6757

FILED VIA EDGAR
May 1, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Berwyn Funds (the "Trust")
File No. 033-14604

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Berwyn Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 38) has been filed electronically.

Please contact the undersigned at 513-587-3406 if you have any questions concerning this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Secretary

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